EQUITY - Schedule Of Common Equity (Details) - USD ($) $ in Millions	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Equity	$ 79,170	$ 81,315	$ 79,872	$ 74,045	$ 70,426	$ 69,688
Common shares | Common shares
Disclosure of classes of share capital [line items]
Equity	4,452	4,443	4,428	4,413	4,404	4,390
Common shares | Contributed surplus
Disclosure of classes of share capital [line items]
Equity	257	246	263	248	237	234
Common shares | Retained earnings
Disclosure of classes of share capital [line items]
Equity	12,774	12,320	11,864	11,185	11,234	11,490
Common shares | Ownership changes
Disclosure of classes of share capital [line items]
Equity	1,567	1,470	1,459	1,137	1,213	1,199
Common shares | Accumulated other comprehensive income
Disclosure of classes of share capital [line items]
Equity	5,331		6,038
Common shares | Common equity
Disclosure of classes of share capital [line items]
Equity	$ 24,381	$ 24,456	$ 24,052	$ 22,329	$ 22,511	$ 22,499